United States
Securities and Exchange Commission
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 20001
Check here if Amendment [  ];		Amendment Number:
This Amendment (Check any one.)		[  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		RREEF America, LLC
Address:	875 N. Michigan Ave.
		41st Floor
		Chicago, IL  60611-1901

13F File Number:  28-04760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Karen J. Knudson
Title:	Principal/PM
Phone:	312-266-9300

Signature, Place and Date of Signing:

	Karen J. Knudson	Chicago, IL		October 15, 2001

Report Type (Check only one):

	[X] 13F HOLDINGS REPORT.

	[  ] 13F NOTICE.

	[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13f Information Table Entry Total:		46

Form 13f Information Table Value Total:		2332066

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMB CORP.                      COM              00163T109    91982  3754347 SH       SOLE                  2778130            976217
AMLI RESIDNTL PPTYS TR SH BEN  COM              001735109     2006    85000 SH       SOLE                                      85000
APARTMENT INVT & MGMT CL A     COM              03748R101    69373  1532773 SH       SOLE                   969863            562910
ARCHSTONE COMMUNITIES TR       COM              039581103   124457  4768471 SH       SOLE                  3217198           1551273
ARDEN REALTY GROUP INC.        COM              039793104    39557  1547002 SH       SOLE                   991402            555600
AVALON BAY COMMUNITIES         COM              053484101    72325  1514658 SH       SOLE                   974449            540209
BRE PROPERTIES INC CL A        COM              05564E106     1704    56900 SH       SOLE                    11800             45100
BROOKFIELD                     COM              112900105   100339  5498015 SH       SOLE                  3389615           2108400
CAMDEN PPTY TR SH BEN INT      COM              133131102    71806  1935481 SH       SOLE                  1246081            689400
CARR RLTY CORP COM             COM              144418100    69759  2328393 SH       SOLE                  1505993            822400
CHELSEA PROPERTY GROUP INC     COM              163421100    97655  2148618 SH       SOLE                  1353718            794900
DIVERSIFIED STORAGE VENTURE FD COM                           17574      104 SH       SOLE                      104
DUKE REALTY CORP               COM              264411505    51648  2180164 SH       SOLE                  1400824            779340
EQUITY OFFICE PROPERTIES TRUST COM              294741103   179414  5606697 SH       SOLE                  3812760           1793937
EQUITY RESIDENT PPTYS SH BEN I COM              29476L107   105273  1802615 SH       SOLE                  1154252            648363
ESSEX PPTY TR INC COM          COM              297178105    37880   771478 SH       SOLE                   500028            271450
FEDERAL REALTY INVT TR SH BEN  COM              313747206    88857  4038973 SH       SOLE                  2495522           1543451
GABLES RESIDENTIAL TR SH BEN I COM              362418105    18283   596300 SH       SOLE                   378300            218000
GENERAL GROWTH PPTYS COM       COM              370021107    88950  2558242 SH       SOLE                  1608442            949800
HIGHWOODS PPTYS INC COM        COM              431284108   109365  4418808 SH       SOLE                  2818708           1600100
INNKEEPERS USA TR COM          COM              4576J0104    10486  1165149 SH       SOLE                   546449            618700
KILROY REALTY CORP             COM              49427F108      624    25000 SH       SOLE                                      25000
KIMCO REALTY CORP COM          COM              49446R109    77884  1604204 SH       SOLE                  1018304            585900
KOGER EQUITY INC COM           COM              500228101      242    14000 SH       SOLE                                      14000
LIBERTY PPTY TR SH BEN INT     COM              531172104    57311  1997604 SH       SOLE                  1284954            712650
MACERICH CO COM                COM              554382101     3087   139700 SH       SOLE                    43300             96400
MACK CALI REALTY CORP COM      COM              554489104     7449   240299 SH       SOLE                   155799             84500
PAN PACIFIC REALTY             COM              69806L104    31612  1199704 SH       SOLE                   763604            436100
PRENTISS PROPERTIES            COM              740706106      275    10000 SH       SOLE                    10000
PROLOGIS TR                    COM              743410102    22424  1062757 SH       SOLE                  1062757
PUBLIC STORAGE INC COM         COM              74460D109    54978  1646047 SH       SOLE                  1052751            593296
Phillips International Realty  COM              718333107     2258   778650 SH       SOLE                   122750            655900
RECKSON ASSOCS RLTY COM        COM              75621K106    18065   748014 SH       SOLE                   468514            279500
Regency Centers Corp           COM              758849103     2472    96000 SH       SOLE                                      96000
SECURITY CAP GROUP INC CL A    COM              81413p105    27574    29025 SH       SOLE                    29025
SECURITY CAP GROUP INC CL B    COM              81413P204   131209  7012791 SH       SOLE                  4862191           2150600
SECURITY CAP GROUP INC CO 6.50 COM                           10291    12500 SH       SOLE                    12500
SECURITY CAP PFD GROWTH COM    COM                           26444  1193317 SH       SOLE                  1193317
SIMON PROPERTY GROUP, INC.     COM              828806109   268471  9976612 SH       SOLE                  7959162           2017450
SMITH CHARLES RESIDNTL COM     COM              832197107    29429   571444 SH       SOLE                   349744            221700
STARWOOD HOTELS & RESORTS WORL COM              85590A203    29361  1334602 SH       SOLE                   845702            488900
STORAGE USA INC COM            COM              861907103    19618   495414 SH       SOLE                   312714            182700
SUN COMMUNITIES INC COM        COM              866674104     9511   259515 SH       SOLE                   132015            127500
TRIZEC HAHN CORPORATION        COM              896938107     3503   194500 SH       SOLE                    75500            119000
UNITED DOMINION RLTYTR COM     COM              910197102    15258  1068516 SH       SOLE                   670016            398500
SIMON PROPERTY PFD 6.5% SERIES PFD              828806406    34021   442000 SH       SOLE                   442000